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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

CLASS A SHARES

February 28, 2002
(Unaudited)

- CREDIT SUISSE
  MUNICIPAL BOND FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES
AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAMOR ANY AFFILIATE.

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CREDIT SUISSE MUNICIPAL BOND FUND
PORTFOLIO MANAGERS' LETTER
February 28, 2002

                                                                  March 28, 2002

Dear Shareholder:

   The Class A Shares of Credit Suisse Municipal Bond Fund(1),(2) (the "Fund") had a gain of 1.82% for the period beginning November 30, 2001 (the inception date for the Fund's Class A Shares) and ending February 28, 2002. By comparison, the Lehman Brothers Municipal Bond Index(3) had a return of 1.99% for the three-month period. [Note: the Fund's return is without the imposition of the front-end sales load of 3.00%; performance shown would have been lower had the sales load been deducted].

   To obtain a Prospectus for the Fund's Common Class Shares (inception date of October 30, 1998), please visit our Web site (CreditSuisseFunds.com) or contact your financial representative.

   The period was a positive one for fixed-income securities, at least for the higher-quality issues targeted by the Fund. This reflected a generally conservative stance by investors, amid much economic and profit uncertainty. Relatively stable, liquid investments such as investment-grade bonds benefited.

   Our basic strategy was to focus on intermediate-term, investment-grade issues offering what we deem to be attractive levels of after-tax income. And while monitoring the market for new investment opportunities, we also sought to add to existing holdings on price weakness, in cases where our confidence in the underlying issuer remained high.

   Looking ahead, we are guardedly optimistic regarding the fundamentals for issuers of municipal bonds. While a weak economy has hampered municipalities, the number of recent credit downgrades and projected downgrades is not alarming nor unusual at this point in the credit cycle, in our view, and downgrades should become less frequent as the economy begins to recover.

   We also have a favorable view on the longer-term supply/demand backdrop for the municipal market. On the supply front, certain fundings merit close scrutiny, e.g., an expected $4.5 billion issuance by New York's Metropolitan Transit Authority this year (New York MTA and Triborough Bridge/Tunnel bonds accounted for about 6.8% of the Fund as of February 28), and the California power bailout bonds; on the other hand, any rise in interest rates would limit refundings. All told, we are comfortable with the overall projected

                                        1
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issuance going forward. Meanwhile, we believe that demand for securities offering tax-free income should prove supportive over time, barring any unforeseen slashing of income-tax rates.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

Gregg M. Diliberto           Patrick A. Bittner
Co-Portfolio Manager         Co-Portfolio Manager

   A PORTION OF INCOME MAY BE SUBJECT TO STATE, LOCAL AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

          SUMMARY OF TOTAL RETURNS -- WITHOUT SALES CHARGE (2/28/2002)
          ------------------------------------------------------------
                                       SINCE               INCEPTION
            CLASS                    INCEPTION               DATE
            -----                    ---------             ---------
            Class A                    1.82%              11/30/2001

            SUMMARY OF TOTAL RETURNS -- WITH SALES CHARGE (2/28/2002)
            ---------------------------------------------------------
                                       SINCE               INCEPTION
            CLASS                    INCEPTION               DATE
            -----                    ---------             --------
            Class A                   (1.25)%             11/30/2001

(1) Name changed from Credit Suisse Warburg Pincus Municipal Bond Fund effective December 12, 2001.
(2) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(3) The Lehman Brothers Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.

                                        2
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CREDIT SUISSE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2002 (Unaudited)

        PAR                                                                      RATINGS(1)
       (000)                                                                    (S&P/MOODY'S)    MATURITY     RATE%       VALUE
       -----                                                                    -------------    --------     -----       -----
MUNICIPAL BONDS (99.3%)
ALASKA (6.0%)
   $ 1,170  Anchorage, AK, General Obligation, Series B                           (AAA , Aaa)     07/01/13    5.500    $  1,275,885
                                                                                                                       ------------
ARIZONA (4.9%)
     1,000  Arizona Health Facilities, Authority Hospital
             Systems, Revenue Bonds, Series A (Phoenix
             Childrens Hospital)                                                    (NR , A3)     02/15/13    6.000       1,049,940
                                                                                                                       ------------
COLORADO (6.7%)
       700  Colorado Health Facilities Authority Revenue,
             Catholic Health Initiatives, Series A                                (AA- , Aa3)     12/01/07    5.500         757,421
       595  Colorado Springs, CO, Utility Revenue Bonds                           (AAA , Aaa)     11/15/17    5.875         668,881
                                                                                                                       ------------
TOTAL COLORADO (Cost $1,305,222)                                                                                          1,426,302
                                                                                                                       ------------
FLORIDA (2.3%)
       460  Tallahassee, FL, Electric Revenue Bonds                               (AAA , Aaa)     10/01/06    6.100         499,905
                                                                                                                       ------------

ILLINOIS (8.1%)
     1,000  Chicago, IL, Metro Water Reclamation District
             Greater Chicago, Capital Improvement Bonds,
             General Obligation                                                   (AA+ , Aa1)     01/01/11    7.000       1,197,720
       225  Cook County, IL, General Obligation, Series B                         (AAA , Aaa)     11/15/10    5.400         237,971
       300  Illinois Development Finance Authority,
             Adventist Health Systems, Sunbelt Obligation,
             Revenue Bonds                                                        (A- , Baa1)     11/15/24    5.650         289,929
                                                                                                                       ------------
TOTAL ILLINOIS (Cost $1,644,888)                                                                                          1,725,620
                                                                                                                       ------------
LOUISIANA (3.4%)
       635  New Orleans, LA, Home Mortgage Authority,
             Special Obligation Bonds                                             (NR , Aaa)      01/15/11    6.250         727,939
                                                                                                                       ------------
MARYLAND (8.6%)
       750  Frederick County, MD, General Obligation                              (AA , Aa2)      07/01/07    5.000         809,452
       850  Maryland State Transportation Authority,
             Transportation Facilities Project, Revenue
             Bonds                                                                (AAA , Aaa)     07/01/16    6.800       1,016,710
                                                                                                                       ------------
TOTAL MARYLAND (Cost $1,675,315)                                                                                          1,826,162
                                                                                                                       ------------
MASSACHUSETTS (0.1%)
        20  Massachusetts State, Water Resources
             Authority, Series A                                                   (AA , Aa3)     07/15/19    6.500          23,947
                                                                                                                       ------------
MINNESOTA (6.4%)
     1,310  Minnesota Public Facilities Authority, Water
             Pollution, Series A                                                  (AAA , Aaa)     03/01/16    5.250       1,368,347
                                                                                                                       ------------
NEW JERSEY (2.1%)
       440  New Jersey Health Care Facilities, Financing
             Authority, Trinitas Hospital Obligation Group,
             Revenue Bonds                                                      (BBB- , Baa3)     07/01/04    6.500         458,080
                                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        3
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
     PAR                                                                          RATINGS(1)
     (000)                                                                       (S&P/MOODY'S)    MATURITY    RATE%       VALUE
     -----                                                                       -------------    --------    -----       -----
NEW YORK (32.1%)
    $  210  Housing New York Corporation, Revenue Bonds                           (AAA , Aa3)     11/01/10    5.500    $    216,493
       205  Metropolitan Transportation Authority, NY,
             Commuter Facilities, Revenue Bonds, Series A                        (BBB+ , Baa1)    07/01/06    5.000         221,064
       110  Metropolitan Transportation Authority, NY,
             Commuter Facilities, Revenue Bonds, Series C-1                       (AAA , Aaa)     07/01/06    6.000         123,516
       200  Metropolitan Transportation Authority, NY,
             Service Contract Transportation Facilities,
             Revenue Bonds, Series O                                               (AA- , A3)     07/01/08    5.750         223,486
       500  Nassau County, NY, General Obligation
             Unlimited, Series F                                                 (BBB- , Baa3)    03/01/04    7.000         534,230
        55  New York City, General Obligation, Series C                            (A , A2)       10/01/15    5.500          56,576
     1,000  New York City, General Obligation, Series G                            (A , A2)       02/01/08    5.750       1,078,900
       100  New York City, General Obligation Unlimited,
             Series A                                                              (A , A2)       08/01/04    6.000         108,217
       200  New York City, Transitional Finance Authority,
             Revenue Bonds, Series A Future Tax Secured                           (AA+ , Aa2)     08/15/11    5.250         216,836
       225  New York State Dormitory Authority, City
             University, Revenue Bond, Series F (Callable
             07/01/03 @ $102.00)                                                  (AA- , A3)      07/01/12    5.500         238,774
        40  New York State Dormitory Authority, Revenue
             Bonds (Judicial Facilities Lease)                                    (AAA , Aaa)     07/01/16    7.375          49,394
       100  New York State Housing Finance Agency,
             New York City Health Facilities, Revenue Bond,
             Series A                                                              (A , A3)       11/01/06    6.000         111,971
       360  New York State Power Authority, General
             Purpose Revenue Bonds                                                (AAA , Aaa)     01/01/18    7.000         441,400
       100  New York State Thruway Authority, Service
             Contract Revenue Bonds, Series A                                     (AAA , Aaa)     01/01/07    5.250         107,145
       175  New York, General Obligation Unlimited,
             Series G                                                              (A , A2)       08/01/05    4.500         183,433
       955  New York, General Obligation, Series A                                 (A , A2)       08/01/08    6.250       1,064,071
        75  Port Authority New York & New Jersey,
                Revenue Bonds, Series 86                                          (AA- , A1)      07/01/05    4.900          79,642
       225  Port Authority New York & New Jersey, Revenue
             Bonds, Series 114                                                    (AA- , A1)      08/01/13    5.500         233,955
       580  Suffolk County, NY, Water Authority Waterworks,
             Revenue Bonds, Series V                                              (AAA , NR)      06/01/12    6.750         691,609
       730  Triborough Bridge & Tunnel Authority, New York,
             General Purpose Bonds, Series A                                      (AA- , Aa3)     01/01/20    5.200         737,242
       120  Triborough Bridge & Tunnel Authority, New York,
             Revenue Bonds, Series A                                              (AA- , Aa3)     01/01/08    5.500         131,573
                                                                                                                       ------------
TOTAL NEW YORK (Cost $6,554,867)                                                                                          6,849,527
                                                                                                                       ------------

            See Accompanying Notes to Financial Statements.

                                        4

     PAR                                                                           RATINGS(1)
    (000)                                                                        (S&P/MOODY'S)    MATURITY    RATE%       VALUE
    -----                                                                        -------------    --------    -----       -----
PUERTO RICO (6.6%)
    $  300  Puerto Rico Commonwealth Highway &
             Transportation Authority, Revenue Bonds,
             Series E                                                             (AAA , Aaa)     07/01/11    5.500    $    335,703
     1,000  Puerto Rico Commonwealth Highway &
             Transportation Authority, Revenue Bonds,
             Series F                                                             (A , Baa1)      07/01/11    5.250       1,076,250
                                                                                                                       ------------
TOTAL PUERTO RICO (Cost $1,386,928)                                                                                       1,411,953
                                                                                                                       ------------
SOUTH DAKOTA (0.9%)
       160  Heartland Consumers Power District, SD,
             Electric Revenue Bonds                                               (AAA , Aaa)     01/01/16    6.375         182,150
                                                                                                                       ------------
TEXAS (0.9%)
       165  Houston, TX, Sewer Systems, Revenue Bonds                             (NR , Aaa)      10/01/08    6.375         184,777
         5  San Antonio, TX, Electric & Gas, Revenue
             Bonds, Prerefunded                                                   (AA , Aa1)      02/01/12    5.000           5,363
                                                                                                                       ------------
TOTAL TEXAS (Cost $181,774)                                                                                                 190,140
                                                                                                                       ------------
UTAH (4.7%)
     1,000  Utah State Building Ownership Authority Lease,
             Revenue Bond, Series A                                               (AAA , Aa1)     05/15/21    5.000       1,001,450
                                                                                                                       ------------
VIRGINIA (5.0%)
       630  Fairfax County, VA, Redevelopment & Housing
             Authority, Revenue Bonds (Island Walk Project)                       (AAA , NR)      04/01/19    7.100         790,732
       150  Loudon County, VA, Public Improvement,
             General Obligation, Series B                                         (AA+ , Aa1)     01/01/07    5.000         161,276
       100  Virginia State Residential Authority, Clean Water,
             State Revolving Fund, Revenue Bonds                                  (AAA , Aaa)     10/01/09    5.000         108,103
                                                                                                                       ------------
TOTAL VIRGINIA (Cost $948,110)                                                                                            1,060,111
                                                                                                                       ------------
WEST VIRGINIA (0.5%)
       100  Harrison County, WV, Building Community,
             Revenue Bonds, Series A
             (United Hospital Center, Inc.)                                       (AAA , Aaa)     04/01/02    4.550         100,204
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (Cost $20,106,086)                                                                                 21,177,662
                                                                                                                       ------------
SHORT-TERM INVESTMENT (8.3%)
     1,778  State Street Bank & Trust Co. Euro Time Deposit
             (Cost $1,778,000)                                                                    03/01/02    1.625       1,778,000
                                                                                                                       ------------
TOTAL INVESTMENTS AT VALUE (107.6%) (Cost $21,884,086(2))                                                                 22,955,662
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.6%)                                                                            (1,630,855)
                                                                                                                       ------------
NET ASSETS (100.0%)                                                                                                    $ 21,324,807
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $21,884,086)                                     $    22,955,662
    Cash                                                                                  3,905
    Dividend and interest receivable                                                    233,378
    Receivable from investment advisor                                                    8,895
    Prepaid expenses and other assets                                                    42,393
                                                                                ---------------
      Total Assets                                                                   23,244,233
                                                                                ---------------
LIABILITIES
    Administrative services fee payable                                                   1,445
    Payable for investments purchased                                                 1,848,686
    Dividend payable                                                                     59,676
    Distribution fee payable                                                              4,413
    Other accrued expenses payable                                                        5,206
                                                                                ---------------
      Total Liabilities                                                               1,919,426
                                                                                ---------------
NET ASSETS
    Capital stock, $0.001 par value                                                       1,451
    Paid-in capital                                                                  20,090,166
    Accumulated undistributed net investment income                                          50
    Accumulated net realized gain from investments                                      145,558
    Net unrealized appreciation from investments                                      1,087,582
                                                                                ---------------
      Net Assets                                                                $    21,324,807
                                                                                ===============
COMMON SHARES
    Net assets                                                                  $    16,451,500
    Shares outstanding                                                                1,119,158
                                                                                ---------------
    Net asset value, offering price and redemption price per share              $         14.70
                                                                                ===============
INSTITUTIONAL SHARES
    Net assets                                                                  $     4,872,192
    Shares outstanding                                                                  331,343
                                                                                ---------------
    Net asset value, offering price and redemption price per share              $         14.70
                                                                                ===============
A SHARES
    Net assets                                                                  $         1,115
    Shares outstanding                                                                       76
                                                                                ---------------
    Net asset value and redemption price per share                              $         14.69
                                                                                ===============
    Maximum offering price per share (net asset value/(1-3.00%))                $         15.14
                                                                                ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2002 (Unaudited)

INTEREST INCOME                                                                 $       528,910
                                                                                ---------------
EXPENSES
    Investment advisory fees                                                             79,511
    Administrative services fees                                                         12,921
    Shareholder servicing/Distribution fees                                              22,366
    Printing fees                                                                        32,082
    Registration fees                                                                    19,387
    Legal fees                                                                           13,283
    Transfer agent fees                                                                  13,162
    Audit fees                                                                            7,259
    Directors fees                                                                        6,815
    Custodian fees                                                                        1,670
    Insurance expense                                                                     1,431
    Interest expense                                                                        438
    Miscellaneous expense                                                                 3,592
                                                                                ---------------
      Total expenses                                                                    213,917
    Less: fees waived, expenses reimbursed and transfer agent offsets                  (112,040)
                                                                                ---------------
      Net expenses                                                                      101,877
                                                                                ---------------
       Net investment income                                                            427,033
                                                                                ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                                  253,764
    Net change in unrealized appreciation (depreciation) from investments              (315,521)
                                                                                ---------------
    Net realized and unrealized loss from investments                                   (61,757)
                                                                                ---------------
    Net increase in net assets resulting from operations                        $       365,276
                                                                                ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX MONTHS
                                                                               ENDED           FOR THE YEAR
                                                                         FEBRUARY 28, 2002         ENDED
                                                                            (UNAUDITED)       AUGUST 31, 2001
                                                                        ------------------    ---------------
FROM OPERATIONS
  Net investment income                                                     $     427,033        $    805,923
  Net realized gain on investments                                                253,764           1,173,465
  Net change in unrealized appreciation (depreciation) from investments          (315,521)           (237,555)
                                                                            -------------        ------------
    Net increase in net assets resulting from operations                          365,276           1,741,833
                                                                            -------------        ------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                          (331,676)           (357,429)
    Institutional Class shares                                                    (95,273)           (491,593)
    Class A shares                                                                    (10)                --
  Distributions from net realized gains
    Common Class shares                                                          (675,184)                --
    Institutional Class shares                                                   (176,272)                --
    Class A shares                                                                    (37)                --
                                                                            -------------        ------------
    Net decrease in net assets from dividends and distributions                (1,278,452)           (849,022)
                                                                            -------------        ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                  2,185,563          14,576,020
  Exchange value of shares due to merger                                               --          22,307,654
  Reinvestment of dividends and distributions                                     974,416             740,279
  Net asset value of shares redeemed                                           (4,540,578)        (30,050,286)
                                                                            -------------        ------------
    Net increase (decrease) in net assets from capital share transactions      (1,380,599)          7,573,667
                                                                            -------------        ------------
  Net increase (decrease) in net assets                                        (2,293,775)          8,466,478
NET ASSETS
  Beginning of period                                                          23,618,582          15,152,104
                                                                            -------------        ------------
  End of period                                                             $  21,324,807        $ 23,618,582
                                                                            =============        ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                  $          50        $        (24)
                                                                            =============        ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                          FOR THE SIX MONTHS ENDED
                                                                                              FEBRUARY 28, 2002
                                                                                                (UNAUDITED)(1)
                                                                                              -----------------
PER SHARE DATA
  Net asset value, beginning of period                                                             $   15.12
                                                                                                   ---------

INVESTMENT OPERATIONS
  Net investment income                                                                                 0.13
  Net gain on investments (both realized and unrealized)                                                0.13
                                                                                                   ---------
      Total from investment operations                                                                  0.26
                                                                                                   ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                                 (0.14)
  Distributions from net realized gains                                                                (0.55)
                                                                                                   ---------
      Total dividends and distributions                                                                (0.69)
                                                                                                   ---------
NET ASSET VALUE, END OF PERIOD                                                                     $   14.69
                                                                                                   =========
      Total return                                                                                      1.82%(2)
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                                         $       1
    Ratio of expenses to average net assets                                                             0.95%(3),(4)
    Ratio of net investment income to average net assets                                                3.55%(3)
    Decrease reflected in above operating expense ratios due to waivers/reimbursements                  1.07%(3)
  Portfolio turnover rate                                                                                 69%
--------------------------------------------------------------------------------------------------------------------

(1) For the period November 30, 2001 (inception date) through February 28, 2002.
(2) Total return does not consider the effects of sales charges. Non-annualized.
(3) Annualized.
(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Municipal Bond Fund, formerly Credit Suisse Warburg Pincus Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks high total return.

   The Fund is authorized to offer four classes of shares: Common, Institutional, Advisor and Class A, although only Common and Class A shares are being offered. Effective November 30, 2001 the Fund began offering Class A shares. Effective December 12, 2001 Common Class closed to new investors and Institutional Class closed to new investments. Common shares for the fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 3.00% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. For the period November 30, 2001 through February 26, 2002 the Class A shares were sold with a front-end sales charge of up to 4.75%. Effective February 27, 2002 the front-end sales charge was reduced from 4.75% to 3.00%. In addition, the Common and Class A shares bear co-administration fees. Results for the Common and Institutional shares are contained in a separate book.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..70% of the Fund's average daily net assets. For the six months ended February 28, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

                GROSS                            NET           EXPENSE
            ADVISORY FEE       WAIVER       ADVISORY FEE   REIMBURSEMENTS
            ------------       ------       ------------   --------------
            $     79,511      $(79,511)     $         --   $      (28,039)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Fund. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets of the Common and Class A shares. No compensation is payable by the Fund to CSAMSI for its administrative services for the Institutional shares. For the six months ended February 28, 2002, administrative services fees earned and voluntarily waived by CSAMSI were $4,473 and $4,473, respectively.

   For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $150 million               .07% of average daily net assets
           Next $150 million                .06% of average daily net assets
           Over $300 million                .05% of average daily net assets

   For the six months ended February 28, 2002, the administrative services fees earned by PFPC (including out-of-pocket expenses) were $8,448.

   At its meeting held on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") replacing PFPC effective mid 2002.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI recives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares. For the six months ended February 28, 2002, shareholder servicing and distribution fees earned by CSAMSI were $22,366.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expenses. For the six months ended February 28, 2002, the Fund received credits or reimbursements under this agreement in the amount of $17.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 28, 2002, the Fund reimbursed CSAM $10,479, which is included in the Fund's transfer agent expense.

   For the six months ended February 28, 2002 CSAMSI and its affiliates advised the Fund that it retained $6 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended February 28, 2002, Merrill was paid $39,299 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended February 28, 2002, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) were $13,209,964 and $15,070,667, respectively.

   At February 28, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (based on cost for federal income tax purposes) were $1,081,630, $10,054 and $1,071,576, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each class of shares of the Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

                                                             COMMON CLASS
                                       -------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                       FEBRUARY 28, 2002 (UNAUDITED)      AUGUST 31, 2001
                                       -------------------------------------------------------
                                          SHARES        VALUE          SHARES        VALUE
                                       -----------  ------------    -----------  -------------
Shares sold                               147,790   $  2,184,420        295,675   $  4,427,093
Shares exhanged due to merger                  --             --      1,490,041     22,307,654
Shares issued in reinvestment
  of dividends and distributions           50,626        735,023         18,292        273,283
Shares redeemed                          (299,749)    (4,413,158)      (619,744)    (9,250,259)
                                      -----------   -------------   -----------   ------------
Net increase (decrease)                  (101,333)  $ (1,493,715)     1,184,264   $ 17,757,771
                                      ===========   =============   ===========   ============

                                                          INSTITUTIONAL CLASS
                                       -------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED       FOR THE YEAR ENDED
                                       FEBRUARY 28, 2002 (UNAUDITED)      AUGUST 31, 2001
                                       -------------------------------------------------------
                                          SHARES        VALUE         SHARES       VALUE
                                       -----------  ------------   -----------  --------------
Shares sold                                         $         --        670,970  $  10,148,927
Shares issued in reinvestment
  of dividends and distributions           16,470        239,393         31,651        466,996
Shares redeemed                            (8,358)      (127,420)    (1,390,250)   (20,800,027)
                                       -----------  ------------   ------------  -------------
Net increase (decrease)                     8,112   $    111,973       (687,629) $ (10,184,104)
                                       ===========  ============   ============  =============

                                                 CLASS A
                                      -------------------------------
                                         FOR THE SIX MONTHS ENDED
                                      FEBRUARY 28, 2002(1)(UNAUDITED)
                                      -------------------------------
                                        SHARES             VALUE
                                      -----------     ---------------
Shares sold                                   76      $         1,143
                                      -----------     ---------------
Net increase                                  76      $         1,143
                                      ===========     ===============

(1) For the period November 30, 2001 (inception date) through February 28, 2002.

   On February 28, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                          NUMBER OF     APPROXIMATE PERCENTAGE
                                        SHAREHOLDERS     OF OUTSTANDING SHARES
                                        ------------    ---------------------
           Common Class                      1                    5.69%
           Institutional Class               6                   97.93%
           Class A                           1                   87.09%

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P.O. Box 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSMBA-3-0202